Note 14 - Mortgage Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Maximum Capacity		$ 1,000,000	$ 400,000
Carrying value		133,259	72,642
Facility A [Member]
Maximum Capacity		275,000	275,000
Carrying value		$ 88,708	72,642
Debt Instrument, Basis Spread on Variable Rate		1.40%
Facility B [Member]
Maximum Capacity	[1]	$ 225,000	125,000
Carrying value	[1]	$ 0	0
Debt Instrument, Basis Spread on Variable Rate		1.45%
Facility C [Member]
Maximum Capacity		$ 500,000	0
Carrying value		$ 44,551	$ 0
Debt Instrument, Basis Spread on Variable Rate		1.45%

[1]	(1) SOFR in Facility B has a floor of 0.25%